Impairment of assets	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about investment property [abstract]
Impairment of assets

Note 7	Impairment of assets
2023

Impairment charges for the six months ended June 30, 2023 of $34 million relate mainly to right-of-use assets for certain office spaces we ceased using as part of our real estate optimization strategy as a result of our hybrid work policy.

2022

Impairment charges for the three and six months ended June 30, 2022 of $106 million and $108 million, respectively, relate mainly to right-of-use assets for certain office spaces we ceased using as part of our real estate optimization strategy as a result of our hybrid work policy.